Operating Segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues from external customers	$ 1,701,115	$ 1,492,988	$ 1,355,139
Inter-segment revenues
Revenue	1,701,115	1,492,988	1,355,139
Unallocated corporate expenses		(2,113)	(3,472)
Depreciation and amortization	53,401	48,734	43,646
Operating income (loss)	138,489	109,617	72,806
Financial expenses, net	(18,652)	(8,290)	(21,119)
Group's share of profits of companies accounted for at equity, net	1,787	369	1,124
Taxes on income	27,201	24,301	13,371
Net income	94,423	77,395	39,440
Adjustments [Member]
Disclosure of operating segments [line items]
Revenues from external customers	(84,349)	(66,153)	(66,816)
Inter-segment revenues	(7,725)	(5,119)	(5,812)
Revenue	(92,074)	(71,272)	(72,628)
Unallocated corporate expenses		(2,113)	(3,472)
Depreciation and amortization	(2,104)	(3,712)	(3,724)
Operating income (loss)	(7,443)	(4,354)	(6,104)
Matrix [Member]
Disclosure of operating segments [line items]
Revenues from external customers	1,005,721	878,188	790,946
Inter-segment revenues	3,986	2,869	3,679
Revenue	1,009,707	881,057	794,625
Unallocated corporate expenses
Depreciation and amortization	11,713	8,554	6,855
Operating income (loss)	71,552	61,264	54,337
Sapiens [Member]
Disclosure of operating segments [line items]
Revenues from external customers	325,674	289,707	269,194
Inter-segment revenues
Revenue	325,674	289,707	269,194
Unallocated corporate expenses
Depreciation and amortization	25,619	26,249	21,969
Operating income (loss)	32,336	16,799	(5,053)
Magic [Member]
Disclosure of operating segments [line items]
Revenues from external customers	322,401	282,205	256,207
Inter-segment revenues	3,229	2,170	1,933
Revenue	325,630	284,375	258,140
Unallocated corporate expenses
Depreciation and amortization	14,025	12,562	13,611
Operating income (loss)	33,817	31,698	25,956
Other [Member]
Disclosure of operating segments [line items]
Revenues from external customers	131,668
Inter-segment revenues	510
Revenue	132,178
Unallocated corporate expenses
Depreciation and amortization	4,148
Operating income (loss)	$ 8,227
Other [Member]
Disclosure of operating segments [line items]
Revenues from external customers		109,041	105,608
Inter-segment revenues		80	200
Unallocated corporate expenses
Depreciation and amortization		5,081	4,935
Operating income (loss)		$ 4,210	$ 3,670